Note 6 - Inventory	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Inventory Disclosure [Text Block]

Note 6 – Inventory

Inventory

As of December 31, 2023 the Company's inventory is valued at $4,123,246, consisting of raw materials, material overhead, labor, and manufacturing overhead, consist of the following:

	December 31,	December 31,
	2023	2022
Finished goods	$222,051	$384,241
Packaging materials	815,883	416,663
Inventory in transit	571,970	-
Work in progress	691,290	766,530
Raw materials	1,822,052	307,515
Total inventory	$4,123,246	$1,874,949

During the year ended December 31, 2023, the Company wrote down $1,398,888 related to our non-candy products following the Company's decision to focus production on freeze dried candy products in the second quarter of 2023. This write down is included in cost of goods sold in the accompanying condensed statement of operations.

Prepaid Inventory

As of December 31, 2023, the company has reported a total of $563,131 in prepaid inventory, current assets line item on our consolidated balance sheet. This represents payments made in advance for inventory purchases that have not yet been shipped as of the balance sheet date. The prepaid inventory primarily consists of deposits and advance payments to suppliers for the purchase of raw materials and finished goods expected to be received and utilized in production within the next fiscal year.

The Company accounts for prepaid inventory at cost, which includes all charges necessary to bring the inventory items to their present location and condition. Upon shipment of the inventory, these amounts are reclassified from prepaid inventory to the appropriate inventory accounts on the balance sheet.